                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004


Check here if Amendment [ ]      Amendment Number: ________
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      WS Capital Management, L.P.
Address:   300 Crescent Court, Suite 880
           Dallas, Texas 75201

13F File Number:   28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                 Contact Person:  Joseph I. Worsham, II
Title:    Member of WS Capital, L.L.C.,
          general partner of
          W.S. Capital Management, L.P.
Phone:    (214)756-6056

Signature, Place and Date of Signing:

  /s/ Reid S. Walker               Dallas, Texas           November 12, 2004
-----------------------       ---------------------        -----------------
      [Signature]                  [City, State]                [Date]

Report Type  (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
Form 13F Information Table Entry Total:                    91
Form 13F Information Table Value Total:              $358,493
                                                (in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

                                                                                                     Col-            Column 8:
      Column 1:               Column 2:  Column 3:  Column 4:           Column 5:        Column 6    umn 7:     Voting Authority
                                                                  ---------------------  ---------   -----  -----------------------
                                                      Fair
                                                     Market
                               Title                 Value       Shares or                           Other
                                 of       CUSIP     ---------    Principal  SH/   Put/  Investment   Mana-
     Name of Issuer            Class     Number     (x $1,000)    Amount    RRN   Call  Discretion    gers   Sole     Shared   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC              COM     00437V104     4,832       205,000   SH           SHARED(2)                     205,000
AKSYS LTD                       COM     010196103       546       115,000   SH           SHARED(2)                     115,000
ALAMOSA HLDGS INC               COM     011589108     2,750       360,000   SH             SOLE(1)          360,000
AMERICAN EQTY INVT LIFE HLD     COM     025676206       599        63,100   SH             SOLE(1)           63,100
AMERISOURCEBERGEN CORP          COM     03073E105     4,243        79,000   SH             SOLE(1)           79,000
AMERUS GROUP CO                 COM     03072M108     2,460        60,000   SH             SOLE(1)           60,000
ARENA PHARMACEUTICALS INC       COM     040047102     1,724       400,000   SH           SHARED(2)                     400,000
BAKERS FOOTWEAR GROUP INC       COM     057465106     1,717       213,323   SH            OTHER(3)                     213,323
BIOVAIL CORP                    COM     09067J909     3,806       220,000   SH    CALL   SHARED(2)                     220,000
CALLAWAY GOLF CO                COM     131193954     2,114       200,000   SH     PUT   SHARED(2)                     200,000
CAREER EDUCATION CORP           COM     141665959     7,065       248,500   SH     PUT   SHARED(2)                     248,500
CKE RESTAURANTS INC             COM     12561E905       227        20,500   SH    CALL   SHARED(2)                      20,500
CKE RESTAURANTS INC             COM     12561E105    14,918     1,350,000   SH           SHARED(2)                   1,350,000
COAST FINL HLDGS INC            COM     190354100       470        30,600   SH            OTHER(3)                      30,600
COMCAST CORP NEW               CL A     20030N101     2,429        86,000   SH             SOLE(1)           86,000
COMPUTER HORIZONS CORP          COM     205908106       264        61,000   SH            OTHER(3)                      61,000
CORIO INC                       COM     218875102       230       147,129   SH             SOLE(1)          147,129
CSK AUTO CORP                   COM     125965103    16,650     1,250,000   SH           SHARED(2)                   1,250,000
CYBERONICS CORP                 COM     23251P102     1,637        80,000   SH           SHARED(2)                      80,000
DANIELSON HLDG CORP             COM     236274106     1,192       195,800   SH            OTHER(3)                     195,800
DEAN FOODS CO NEW               COM     242370104     4,353       145,000   SH           SHARED(2)                     145,000
DEPOMED INC                     COM     249908104     7,633     1,462,177   SH           SHARED(2)                   1,462,177
DESERT CMNTY BK VICTORVILLE     COM     25037Y109     3,853       148,133   SH           SHARED(2)                     148,133
DOLLAR TREE STORES INC          COM     256747106     6,306       234,000   SH             SOLE(1)          234,000
DRUGSTORE COM INC               COM     262241102       350       102,300   SH             SOLE(1)          102,300
ENDO PHARMACEUTICALS HLDGS I    COM     29264F205    11,750       640,000   SH           SHARED(2)                     640,000
EPICOR SOFTWARE CORP            COM     29426L108     4,666       387,900   SH           SHARED(2)                     387,900
FEDERAL NATL MTG ASSN           COM     313586109    22,824       360,000   SH           SHARED(2)                     360,000
FINISH LINE INC                CL A     317923100     1,299        42,000   SH             SOLE(1)           42,000
FIRST ACCEPTANCE CORP           COM     318457108    13,548     1,894,879   SH           SHARED(2)                   1,894,879
FIRST HORIZON NATL CORP         COM     320517105     1,734        40,000   SH             SOLE(1)           40,000
FLOW INTL CORP                  COM     343468104       568       177,400   SH            OTHER(3)                     177,400

4 KIDS ENTMT INC                COM     350865101       574        28,400   SH            OTHER(3)                      28,400
GAMESTOP CORP                  CL A     36466R101     5,233       282,700   SH             SOLE(1)          282,700
GENITOPE CORP                   COM     37229P507    14,478     1,466,858   SH           SHARED(2)                   1,466,858
GLENAYRE TECHNOLOGIES INC       COM     377899109     1,800     1,000,000   SH           SHARED(2)                   1,000,000
GUESS INC                       COM     401617105     4,898       275,000   SH           SHARED(2)                     275,000
HOLLY CORP                     COM PAR  435758305     7,650       300,000   SH           SHARED(2)                     300,000
                               $0.01
HOLLYWOOD MEDIA CORP            COM     436233100       440       128,300   SH            OTHER(3)                     128,300
INFOCROSSING INC                COM     45664X109     2,049       129,588   SH           SHARED(2)                     129,588
INTERSTATE HOTELS & RESRTS I    COM     46088S106     5,572     1,375,700   SH           SHARED(2)                   1,375,700
IRIS INTL INC                   COM     46270W105     1,862       238,700   SH           SHARED(2)                     238,700
ITC DELTACOM INC                COM     45031T401     3,531       800,778   SH           SHARED(2)                     800,778
                                NEW
ITT EDUCATIONAL SERVICES INC    COM     45068B959     2,884        80,000   SH     PUT   SHARED(2)                      80,000
KINDRED HEALTHCARE INC          COM     494580103    15,811       648,000   SH           SHARED(2)                     648,000
KITTY HAWK INC                  COM     498326206       800       500,000   SH            OTHER(3)                     500,000
                                NEW
KVH INDS INC                    COM     482738101     1,227       170,000   SH             SOLE(1)          170,000
LAIDLAW INTL INC                COM     50730R102    13,341       811,000   SH           SHARED(2)                     811,000
LEVITT CORP                    CL A     52742P108     3,566       152,000   SH           SHARED(2)                     152,000
MAGNETEK INC                    COM     559424106     1,115       149,200   SH            OTHER(3)                     149,200
MARVEL ENTERPRISES INC          COM     57383M108     2,912       200,000   SH           SHARED(2)                     200,000
MAX RE CAPITAL LTD HAMILTON     SHS     G6052F103    17,040       852,022   SH           SHARED(2)                     852,022
MEASUREMENT SPECIALTIES INC     COM     583421102     1,454        58,500   SH            OTHER(3)                      58,500
METROCALL HLDGS INC             COM     59164X105       577         8,900   SH            OTHER(3)                       8,900
NBTY INC                        COM     628782104     1,940        90,000   SH           SHARED(2)                      90,000
NEVADA GOLD & CASINOS INC       COM     64126Q206       697        58,000   SH            OTHER(3)                      58,000
                                NEW
NOVASTAR FINL INC               COM     669947400       872        20,000   SH           SHARED(2)                      20,000
NOVELL INC                      COM     670006105       947       150,000   SH             SOLE(1)          150,000
OMNICARE INC                    COM     681904108       993        35,000   SH             SOLE(1)           35,000
PARTY CITY CORP                 COM     702145103    21,815     1,476,962   SH           SHARED(2)                   1,476,962
PATTERSON UTI ENERGY INC        COM     703481101     4,958       260,000   SH           SHARED(2)                     260,000
PEAK INTL LTD                   ORD     G69586108     6,373     1,207,000   SH           SHARED(2)                   1,207,000
PERVASIVE SOFTWARE INC          COM     715710109       513        85,674   SH            OTHER(3)                      85,674
PETROFUND ENERGY TRUST          TR      71648W108     1,376       109,200   SH             SOLE(1)          109,200
                                UNIT
PFIZER INC                      COM     717081103     2,509        82,000   SH             SOLE(1)           82,000
PINNACLE ENTMT INC              COM     723456109     1,380       100,000   SH             SOLE(1)          100,000
PLAINS EXPL & PRODTN CO         COM     726505100     5,846       245,000   SH           SHARED(2)                     245,000
PRE PAID LEGAL SVCS INC         COM     740065107     3,477       135,400   SH           SHARED(2)                     135,400
PRIMUS KNOWLEDGE SOLUTIONS I    COM     74163Q100       454       388,420   SH           SHARED(2)                     388,420
RAINMAKER SYSTEMS               COM     750875106     1,600     1,000,000   SH           SHARED(2)                   1,000,000
REMEC INC                       COM     759543101       471       100,000   SH             SOLE(1)          100,000
RETAIL VENTURES INC             COM     76128Y102     1,042       138,200   SH            OTHER(3)                     138,200
RIMAGE CORP                     COM     766721104       776        55,400   SH            OTHER(3)                      55,400
SEACHANGE INTL INC              COM     811699107     1,999       125,000   SH             SOLE(1)          125,000

SERVICE CORP INTL               COM     817656104       311        50,000   SH             SOLE(1)           50,000
SNB BANCSHARES INC TEX          COM     78460M209     2,396       200,000   SH           SHARED(2)                     200,000
SPORTS AUTH INC NEW             COM     84917U109     1,299        56,000   SH             SOLE(1)           56,000
STAAR SURGICAL CO              COM PAR  852312305       660       200,000   SH             SOLE(1)          200,000
                                $0.01
STAGE STORES INC                COM     85254C305     6,368       186,100   SH           SHARED(2)                     186,100
                                NEW
SYMMETRICOM INC                 COM     871543104     2,197       232,289   SH             SOLE(1)          232,289
TAG-IT PAC INC                  COM     873774103     2,207       630,500   SH           SHARED(2)                     630,500
TNS INC                         COM     872960109       679        35,000   SH           SHARED(2)                      35,000
TOR MINERALS INTL INC           COM     890878101       474       105,000   SH            OTHER(3)                     105,000
TRIAD HOSPITALS INC             COM     89579K109     3,100        90,000   SH           SHARED(2)                      90,000
TRM CORP                        COM     872636105     4,921       258,300   SH           SHARED(2)                     258,300
UNIFI INC                       COM     904677101       912       400,000   SH           SHARED(2)                     400,000
UNITEDGLOBALCOM                CL A     913247508     3,511       470,000   SH             SOLE(1)          470,000
USANA HEALTH SCIENCES INC       COM     90328M107     2,575        74,000   SH           SHARED(2)                      74,000
VISUAL NETWORKS INC             COM     928444108       191        73,000   SH             SOLE(1)           73,000
WILLIAMS COS INC DEL            COM     969457100     7,532       622,500   SH           SHARED(2)                     622,500
XM SATELLITE RADIO HLDGS INC   CL A     983759101     1,551        50,000   SH             SOLE(1)           50,000


(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith together control a majority of the voting power of WSV Management, L.L.C., and each may therefore have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C.